CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.    This filing is made on behalf of Clayton Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-208542 and Registrant’s 1940 Act No. is 811-23121.

2.    There are no changes to the Prospectus and Statement of Additional Information from the forms of the Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 8 (“PEA No. 8”) on April 29, 2019, pursuant to Rule 485(b) under the 1933 Act for the following Portfolios:

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

Protective Life Dynamic Allocation Series – Growth Portfolio

(collectively, the “Portfolios”)

3.    There are no changes to the Prospectus and Statement of Additional Information from the forms of the Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 9 (“PEA No. 9”) on April 30, 2019, pursuant to Rule 485(b) under the 1933 Act for the Portfolios.

4.    The text of both PEA No. 8 and PEA No. 9 has been filed electronically.

DATED: May 6, 2019
CLAYTON STREET TRUST
on behalf of the Portfolios

Respectfully,

By: /s/ Byron D. Hittle Byron D. Hittle Secretary, Chief Legal Officer